NOTE 7 - CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Interest Expense	$ 28,630		$ 18,777		$ 36,434	$ 39,254	$ 43,342	$ 210,419
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 25,000		$ 403,880	$ 25,000	403,880
Common Stock [Member]
Short-term Debt [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 25,000		$ 4,400
Stock Issued During Period, Shares, Conversion of Convertible Securities		2,500,000		439,998	2,500,000
Twenty Two Loan Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	360,024				$ 360,024		$ 403,880
Debt Instrument, Interest Rate During Period					20.00%		20.00%
Debt Instrument, Convertible, Terms of Conversion Feature					The noteholders may elect on maturity, to have transferred to him Bubblr Inc. shares, held by Bubblr CLN Ltd., at the price of $0.90 in full and final settlement of the Company’s obligation to repay the Notes in cash
Debt Conversion, Converted Instrument, Amount							$ 403,880
Twenty Two Loan Notes [Member] | C L N Shares [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued					439,998
Twenty Two Loan Notes [Member] | Principal [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount					$ 360,024
Twenty Two Loan Notes [Member] | Interest [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount					35,851
Offering [Member]
Short-term Debt [Line Items]
Proceeds from Notes Payable					2,112,150
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 104,572				$ 104,572
Debt Instrument, Term					18 months
Debt Instrument, Interest Rate Terms					Interest at the rate equal to 2% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days will be due on all outstanding notes.
Offering [Member] | Voluntary Conversion [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature					Voluntary Conversion. Investor may, at his/her/its sole option, at any time after nine (9) months, convert all or any portion of the accrued interest and unpaid principal balance of this Note into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.
Offering [Member] | Mandatory Conversion [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature					Mandatory Conversion. Upon sixty (60) days from the date the Company files a registration statement with the Securities and Exchange Commission (the “SEC”), all of the accrued interest and unpaid principal balance of this Note shall automatically convert into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.
Convertible Loans [Member]
Short-term Debt [Line Items]
Interest Expense					$ 10,561	35,851	39,845	0
Amortization of Debt Discount (Premium)					$ 17,429	$ 0	$ 12,262	$ 0